Condensed Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Cash Acquired from Acquisition	$ 12,354	$ 9,071
Debt Instrument Original Issue Discount	$ 10,091	$ 105,930